CONVERTIBLE BONDS (Tables)	12 Months Ended
Dec. 31, 2021
Detailed Information About Borrowings [Abstract]
Schedule of recognition and movements of convertible bonds
Recognition and movements of the convertible bonds were as follows:

Amounts in US$ ‘000	2021	2020
Balance at January 1	151,767	—
Carrying value initial recognition	—	138,571
Interest paid (cash flow)	(4,448)	(2,142)
Amortization transaction cost	849	743
Accrued interest	4,447	4,040
Currency translation	(11,729)	10,555
Balance at December 31	140,886	151,767
- Current portion	1,879	2,040
- Non-current portion	139,007	149,727
Movements of the Orbimed loan were as follows:

Amounts in US$ ‘000	2021	2020
Carrying value at January 1	—	51,125
Amortized costs (financial income and expenses)	—	513
Interest paid (cash flow)	—	(395)
Repayment	—	(52,720)
Revaluation loan	—	511
Currency translation	—	966
Carrying value at December 31	—	—
- Current portion	—	—
- Non-current portion	—	—